S-K 1602, SPAC Registered Offerings	Apr. 21, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 15 months from the closing of this offering to consummate an initial business combination, or up to 21 months from the closing of this offering, after two three month extensions, upon the deposit by the Sponsor into the Trust Account of $0.10 per public Class A ordinary share then issued and outstanding, for each three month extension (each an “extension”). In addition, our shareholders can also vote at any time to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination, in each case as further described herein. There is no limit on the number of times our shareholders can vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination, and any such extension may be for any amount of time. We refer to the time period we have to complete an initial business combination, as the “completion window”.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our strategy is to utilize our management team’s investing and operating experience to identify and acquire a business within our sectors of interest. Upon a successful business combination, we intend to have a hands-on approach towards growing the business organically and through acquisitions, improve operations, raise capital and optimize the business’ capital structure. Our investing style is deep-rooted in disciplined fundamental analysis, taking a long-term view towards shareholder value creation and improving the business’ operating performance. We currently expect that we will leverage our management team’s knowledge, experience and longstanding relationships within various industries towards identifying business combination opportunities. Furthermore, we intend to source initial business combination opportunities through our management team’s network of investors, operating partners, financial firms, brokers and lenders. Upon completion of this offering, members of our management team will communicate with their networks our target acquisition criteria and business strategy to begin the process of pursuing and reviewing potentially interesting ideas.

We expect our strategy to draw heavily from the private equity world, focusing on creating long-term value through a combination of disciplined investment practices, operational improvements, and strategic growth initiatives. Leveraging our team’s deep experience in private equity, we emphasize identifying high-quality businesses with strong fundamentals, scalability, and alignment with our vertical integration strategy. We aim to employ a rigorous due diligence process to evaluate targets, ensuring that they meet key criteria such as robust financial performance, competitive positioning, and alignment with certain principles that we may pre-define. Once a business combination is completed, we intend to apply private equity-style operational enhancements, fostering revenue growth and operational efficiency. By leveraging our network of private equity professionals, institutional investors, and strategic partners, we aim to bring transformative value to the target businesses, aligning our shareholders’ interests with those of management teams to drive sustainable growth and superior returns.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement units, private placement shares, and private placement warrants, will be worthless.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement units, private placement shares, and private placement warrants, will be worthless.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we do not complete our initial business combination within the completion window and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, subject to lawfully available funds, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (which interest shall be less taxes payable and less up to $100,000 to pay dissolution expenses), divided by the number of then issued and outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our directors, liquidate and dissolve, subject, in each case, to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of Nasdaq provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $100,500,000 ($10.05 per unit), or $115,575,000 ($10.05 per unit) if the underwriters’ option to purchase additional units is exercised in full, will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee and an aggregate of $675,000 will be used to pay expenses in connection with the closing of this offering and for working capital following this offering. The funds in the trust account will be (i) invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act and that invest only in direct U.S. government obligations and/or (ii) deposited in an interest bearing demand deposit account at a U.S. — chartered commercial bank with consolidated assets of $100 billion or more.

Except with respect to interest earned on the funds held in the trust account that may be released to us as described below, the funds held in the trust account will not be released from the trust account until the earliest of: (1) the completion of our initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (ii) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity; and (3) the redemption of all of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 10.05
SPAC, Securities Offered, Redemption Rights [Text Block]	Our initial shareholders, who will beneficially own 28.2% of our ordinary shares upon the closing of this offering (assuming they do not purchase any units in this offering and assuming no exercise of the underwriters’ option to purchase additional units and the corresponding forfeiture of 642,857 founder shares by our initial shareholders), may participate in any vote to amend our amended and restated memorandum and articles of association and/or trust agreement and will have the discretion to vote in any manner they may choose. Our initial shareholders, officers and directors will agree, pursuant to a letter agreement with us, that they will not propose any amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide for the redemption of our public shares in connection with an initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their ordinary shares upon approval of any such amendment at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account, divided by the number of then issued and outstanding public shares.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Our management team is responsible for the management of our affairs. As described above and below, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for one or more entities to which he or she has fiduciary, contractual or other obligations or duties, he or she will honor these obligations and duties to present such business combination opportunity to such entities first, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described in “Proposed Business — Sourcing of Potential Business Combination Targets”). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity, prior to its presentation to us. As a result, there may be actual or potential material conflicts of interest between members of our management team on one hand, and purchasers in this offering on the other.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, members of our management team, advisors, or sponsor non-managing members]. In the event we seek to complete our initial business combination with a business that is affiliated with our sponsor or members of our management team, we, or a committee of independent and disinterested directors, will obtain an opinion from an independent investment banking firm, or another independent entity that commonly renders such valuation opinions, that the consideration to be paid by the company in such an initial business combination is fair to our company from a financial point of view.

Because the other entities to which our officers and directors owe fiduciary duties or contractual obligations (as described below) are not themselves in the business of engaging in business combinations, we do not believe that the fiduciary, contractual or other obligations or duties of our officers or directors will materially affect our ability to complete our initial business combination.

To the extent that our sponsor, the Advisors or any other entity affiliated with our sponsor becomes aware of a potential acquisition opportunity, such entity has complete discretion, subject to applicable fiduciary duties, as to which blank check company with which they choose to pursue a business combination.

Members of our management team may participate in the formation of, invest in (on behalf of themselves, their affiliates or its and their clients), or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, there may be actual or potential material conflicts of interest between members of our management team on one hand and the investors in this offering on the other hand that may not be resolved in favor of the investors in this offering.

In addition to the above, potential investors should also be aware of the following other potential conflicts of interest between members of our management team on one hand and the investors in this offering on the other hand:

•        none of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        in the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. Please see “— Directors and Executive Officers” for a description of our management’s other affiliations.

•        our initial shareholders, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders, officers and directors will agree to waive their rights to liquidating distributions from the trust account with respect to any founder shares held by them if we fail to consummate our initial business combination within the completion window. However, if our initial shareholders or any of our officers, directors or affiliates acquire public shares in or after this offering, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the completion window. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement units held in the trust account will be used to fund the redemption of our public shares, and the private placement units will expire worthless. Except as described herein, (1) pursuant to a letter agreement entered into with us, our initial shareholders, officers and directors will agree not to transfer, assign or sell any founder shares held by them until the earlier to occur of: (A) one year after completion of our initial business combination; or (B) if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination. Any permitted transferees would be subject to the same restrictions and other agreements of our sponsor with respect to any founder shares, and (2) pursuant to a letter agreement entered into with us, our initial shareholders will agree not to transfer, assign or sell any private placement units and underlying securities until 180 days after the completion of our initial business combination. We refer to such transfer restrictions throughout this prospectus as the lock-up. Notwithstanding the foregoing, if we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property, the founder shares will be released from the lock-up. Since our sponsor and members of our management team may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our key personnel may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        our key personnel may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such key personnel was included by a target business as a condition to any agreement with respect to our initial business combination.

•        our sponsor, members of our management team and Meridien Peak will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our initial shareholders will have invested in us an aggregate of $2,845,000 comprised of the $25,000 purchase price for the founder shares (or approximately $0.005 per share) and the $2,820,000 purchase price for the private placement units. Accordingly, our management team and our independent directors, which own interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares.

•        in the event our sponsor or members of our management team provide loans to us to finance transaction costs, or out-of-pocket reimbursement of expenses, in connection with an intended initial business combination and/or incur expenses on our behalf in connection with an initial business combination, such persons and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        we are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, directors or members of our management team, Advisors or sponsor non-managing members; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders.

The conflicts described above may not be resolved in our favor.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity(2)	Entity’s Business	Affiliation
Shahal M. Khan	Burkhan LLC	Investment Fund	Chief Executive Officer and Director
	Trinity Hospitality Group LLC	Real Estate Development	Chairman of the Board
Roman V. Livson	Burkhan LLC	Investment Fund	Chief Financial Officer
	Katalyst Securities LLC	Investment Banking Firm	Chief Financial Officer
Leon Golden	ARG Associates Inc.	Accounting Firm	Director
Scott Young	Dial Partners FZCO	Corporate Finance Advisory Firm	Senior Advisor
	Zyphra Technologies Inc.	Technology Firm	Senior Advisor
	First Light Fusion Ltd	Technology Firm	Senior Advisor
Sergey Alekseev	Sigma Lithium Ltd		Director

____________

(1)      Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.

In addition, our sponsor or any of its affiliates, or any of their respective clients, may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our sponsor or any of its affiliates elects to make additional investments, such proposed investments could influence our sponsor’s motivation to complete an initial business combination.

Further, in order to facilitate our initial business combination, including any related financing, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, officers and directors will agree to vote any founder shares, private placement shares and any public shares held by them in favor of our initial business combination, and our officers and directors also will agree to vote public shares purchased by them (if any) during or after this offering (including in open market and privately-negotiated transactions) in favor of our initial business combination (which will not have any voting rights prior to completion of our initial business combination, and excepting any public shares such parties may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act would not be voted in favor of approving the business combination transaction, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of December 31, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.90	6.25	3.75	5.26	4.74	3.59	6.41	0.11	9.89
Assuming No Exercise of Over-Allotment Option
$6.89	6.24	3.76	5.25	4.75	3.58	6.42	0.11	9.89

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Paid or to be Paid
	$15,000 per month, commencing on the first date on which our securities are listed on Nasdaq	Office space, administrative and shared personnel support services
Burtech Sponsor II LLC	4,928,571(1)(5) Class B Ordinary Shares	$25,000
	252,000 private placement units (or 274,500 if the over-allotment option is exercised in full)(2)(3)	$2,520,000 (or $2,745,000 if the over-allotment option is exercised in full)
	Up to $500,000	Repayment of loans made to us to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Expenses incurred in connection with identifying, investigating and completing an initial business combination
	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units of the post-business combination entity at the price of $10.00 per unit(4)	Working capital loans to finance transaction costs in connection with an initial business combination

(1)     The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.005 per share at which our sponsor purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares, the purchase price paid by our sponsor for the private placement units may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one concurrently with or immediately following the consummation of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.005 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “— Unlike many other similarly structured blank check companies, our initial shareholders will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.

(2)      The sponsor non-managing members have expressed an interest to purchase sponsor non-managing membership interests reflecting interests in an aggregate of 252,000 private placement units to be purchased by our sponsor, at a price of $10.00 per private placement unit ($2,520,000 in the aggregate) in a private placement that will close simultaneously with the closing of this offering.

(3)      Subject to each sponsor non-managing member purchasing the non-managing membership interests in our sponsor reflecting interests in an aggregate of 252,000 private placement units.

(4)      After the completion of this offering, our board of directors may approve additional working capital loans for the purpose of funding working capital, which loans may be converted into our private placement units, shares or warrants. The Class A ordinary shares issuable in connection with the exercise of the private placement warrants, as well as any Class A ordinary shares issued in connection with conversion of working capital loans into additional private placement units (as described in this prospectus), may result in material dilution to our public shareholders. See “Description of Securities — Warrants — Private placement units”; see also “Risk Factors — Risks Relating to our Sponsor and Management Team — The nominal purchase price paid by our sponsor for the founder shares, the purchase price paid by our sponsor for the private placement units may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “— Risks Relating to our Securities — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one concurrently with or immediately following the consummation of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “— Our initial shareholders, either directly or indirectly, paid an aggregate of $25,000, or approximately $0.005 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “— Unlike many other similarly structured blank check companies, our initial shareholders will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.

(5)      If we increase or decrease the size of this offering we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of our initial shareholders at 29.2% of the issued and outstanding ordinary shares upon the consummation of this offering. Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion or additional Class B ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private units, and (iv) no ordinary shares issued upon exercise of the private placement warrants included in the private units, as further described in this prospectus, and (B) assumes the issuance of 10,000,000 Class A ordinary shares (or 11,500,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full), 282,000 private placement units (or up to 304,500 units if the underwriters’ over-allotment option is exercised in full) and 4,928,571 founder shares (up to 642,857 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	6.91	6.92	6.26	6.27	5.27	5.28	3.60	3.61	0.13	0.13
Pro forma net tangible book value after this offering and the sale of the private placement warrants	6.89	6.90	6.24	6.25	5.25	5.26	3.58	3.59	0.11	0.11
Dilution to public shareholders	3.11	3.10	3.76	3.75	4.75	4.74	6.42	6.41	9.89	9.89
Percentage of dilution to public shareholders	31.10%	31.00%	37.60%	37.50%	47.50%	47.40%	64.20%	64.10%	98.90%	98.90%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering	(91,897)	(91,897)	(91,897)	(91,897)	(91,897)	(91,897)	(91,897)	(91,897)	(91,897)	(91,897)
Net proceeds from this offering and the sale of the private placement warrants(1)	101,145,000	116,220,000	101,145,000	116,220,000	101,145,000	116,220,000	101,145,000	116,220,000	101,145,000	116,220,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	61,717	61,717	61,717	61,717	61,717	61,717	61,717	61,717	61,717	61,717
Less: Over-allotment liability	(93,900)	—	(93,900)	—	(93,900)	—	(93,900)	—	(93,900)	—
Less: Amounts paid for redemptions(2)	—	—	(25,125,000)	(28,893,750)	(50,250,000)	(57,787,500)	(75,375,000)	(86,681,250)	(100,500,000)	(115,575,000)
	101,020,920	116,189,820	75,895,920	87,296,070	50,770,920	58,402,320	25,645,920	29,508,570	520,920	614,820
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571	4,928,571
Ordinary shares forfeited if over-allotment is not exercised	(642,857)	—	(642,857)	—	(642,857)	—	(642,857)	—	(642,857)	—
Ordinary shares offered at closing	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Ordinary shares offered and sale of private placement shares	282,000	304,500	282,000	304,500	282,000	304,500	282,000	304,500	282,000	304,500
Representative shares	100,000	115,000	100,000	115,000	100,000	115,000	100,000	115,000	100,000	115,000
Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	14,667,714	16,848,071	12,167,714	13,973,071	9,667,714	11,098,071	7,167,714	8,223,071	4,667,714	5,348,071

(1)      Expenses applied against gross proceeds include offering expenses of approximately $675,000 and underwriting commissions of $0.10 per unit or $1,000,000 (or $1,150,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, payable to the underwriters in cash upon the consummation of this initial public offering. See “Use of Proceeds.”

(2) If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.